Label	Element	Value
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $5.70 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	95.80%
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $573.74 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.10%
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: 573.74 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.00%
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $605.95 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.00%)
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $522.10 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.10%)